Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	dei_EntityCentralIndexKey	0001667919
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2025
FT Vest International Equity Moderate Buffer ETF - March
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest International Equity Moderate Buffer ETF - June
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest International Equity Moderate Buffer ETF - September
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.

FT Vest International Equity Moderate Buffer ETF - December
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in each Fund’s prospectus, the line graph in the section entitled “Summary Information – Buffer and Cap” in each Fund’s prospectus is replaced in its entirety with the line graph below, and the following is added as the penultimate sentence of the paragraph immediately preceding the bar chart and line graph in each Fund’s prospectus:

The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance.